Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Public Offering
NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold
23,000,000
Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of
3,000,000
Units, at a purchase price of $
10.00
per Unit. Each Unit consists of
one
Class A ordinary share and
one-half
of one redeemable

Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $
11.50
per whole share (see Note 7).

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).